Share Capital - Schedule of Stock Options Valuation Assumptions (Details) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Expected volatility	109.00%	122.50%	77.30%
Risk-free interest	2.39%	1.64%	0.60%
Dividend yield	0.00%	0.00%	0.00%
Expected life of up to (years)	2 years 9 months	6 years 2 months 30 days	5 years